Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Voyage revenue	$ 490,378	$ 483,995	$ 414,249
EXPENSES:
Voyage expenses	(2,831)	(3,608)	(3,484)
Voyage expenses-related parties	(3,673)	(3,629)	(3,139)
Vessels' operating expenses	(117,193)	(120,815)	(115,998)
General and administrative expenses	(6,275)	(6,708)	(7,517)
General and administrative expenses-related parties	(11,123)	(1,000)	(1,000)
Management fees-related parties	(18,877)	(18,469)	(16,580)
Amortization of drydocking and special survey costs	(7,425)	(7,814)	(8,084)
Depreciation	(101,645)	(105,787)	(89,958)
Amortization of prepaid lease rentals	(4,982)	(4,024)	0
Gain on sale/disposal of vessels, net	1,688	2,543	518
Foreign exchange gains/ (losses), net	(129)	7	8
Operating income	217,913	214,691	169,015
OTHER INCOME / (EXPENSES):
Interest income	1,373	815	543
Interest and finance costs	(92,276)	(95,562)	(74,533)
Swaps breakage costs	0	(10,192)	0
Equity (loss) / gain on investments	(529)	(3,428)	692
Other, net	427	3,294	822
Gain on derivative instruments, net	16,856	5,469	6,548
Total other expenses	(74,149)	(99,604)	(65,928)
Net Income	143,764	115,087	103,087
Earnings allocated to Preferred Stock	(17,903)	(11,909)	(1,536)
Net income available to Common Stockholders	$ 125,861	$ 103,178	$ 101,551
Earnings per common share, basic and diluted	$ 1.68	$ 1.38	$ 1.36
Weighted average number of shares, basic and diluted	75,027,474	74,800,000	74,800,000